Warrants (Tables)	6 Months Ended
Oct. 13, 2024
Equity [Abstract]
Schedule of Warrants
As of October 13, 2024, outstanding warrants were as follows:

	Number of Warrants	Weighted-Average Exercise Price
Outstanding at April 28, 2024	28,797,500	$9.58
Granted	1,041,792	0.01
Expired	—	—
Exercised	—	$—
Outstanding as of October 13, 2024	29,839,292	$9.25
The Company remeasures the liability-classified warrants to fair value at each reporting period. During the twenty-four weeks ended October 13, 2024, the change in the fair value was as follows:

Warrant liabilities as of April 28, 2024	$5,411
Change in fair value	(2,038)
Warrant liabilities as of July 21, 2024	$3,373
Reclassification of liability-classified warrants	1,864
Incremental shares granted to Oaktree	859
Issuance of contingently issuable shares	(401)
Change in fair value	(4,928)
Warrant liabilities as of October 13, 2024	$766
As of April 28, 2024, outstanding warrants were as follows:

	Number of Warrants	Weighted-Average Exercise Price
Outstanding at April 30, 2023	483,649	$1.31
Granted	28,864,100	9.56
Expired	—	—
Exercised	(160,149)	$0.01
Converted in connection with the reverse recapitalization	(390,100)	$1.71
Outstanding as of April 28, 2024	28,797,500	$9.58
The Company remeasures the liability-classified warrants to fair value at each reporting period. During the fiscal year ended April 28, 2024, the change in the fair value was as follows:

Warrant liabilities as of April 30, 2023	$1,925
Granted to Granite Creek	1,015
Reclassification of liability-classified warrants	894
Issuance of contingently issuable shares	(173)
Exercised	(2,202)
Issuance of public and private warrants	29,824
Change in fair value	(25,872)
Warrant liabilities as of April 28, 2024	$5,411